Filed Pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

Hennessy Funds Trust
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Large Value Fund
Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Mid Cap 30 Fund

November 6, 2015

EXPLANATORY NOTE

On behalf of the Hennessy Cornerstone Large Growth Fund, Hennessy Cornerstone Value Fund, Hennessy Large Value Fund, Hennessy Cornerstone Growth Fund and Hennessy Cornerstone Mid Cap 30 Fund, each a series of Hennessy Funds Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on October 7, 2015; such form of Supplement (Accession Number 0000898531-15-000420) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE